                                                      -------------------------
                                                            OMB APPROVAL
                                                      -------------------------
                                                      OMB Number:     3235-0008
                            UNITED STATES             Expires: February 28, 1997
                  SECURITIES AND EXCHANGE COMMISSION  Estimated average burden
                        Washington, D.C. 20549        hours per response..24.60
                                                      -------------------------
                                                          ---------------------
                                                              SEC USE ONLY
                                                          ---------------------
                               FORM 13F
                                                          ---------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended        December 31         , 2001.
                                              ---------------------------    --

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: [0]

GEOCAPITAL, LLC
-------------------------------------------------------------------------------*
Name of Institutional Investment Manager                                       1

825 THIRD AVENUE - 32ND FLOOR         NEW YORK           NY        10022-7519
-------------------------------------------------------------------------------*
Business Address       (Street)       (City)           (State)     (Zip)       2

IRWIN LIEBER                  (212) 486-4455            CHAIRMAN & CIO
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.

---------------------------------- ATTENTION -----------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed
on its behalf in the City of    New York     and State of         NY
                             ---------------              ----------------------
on the    2nd     day of      January        , 2002.
       ----------        --------------------    --

                                                   IRWIN LIEBER
                                    --------------------------------------------
                                     (Name of Institutional Investment Manager)

                                    --------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                               to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
                                          *                                    *
Name:                      13F File No.:  3 Name:                 13F File No.:3
-------------------------  -------------  ---------------------   -------------
1. IRWIN LIEBER            28-4421        6.
-------------------------  -------------  ---------------------   -------------
2. BARRY FINGERHUT         28-4421        7.
-------------------------  -------------  ---------------------   -------------
3. AFFILIATED MANAGERS                    8.
   GROUP                   28-4421
-------------------------  -------------  ---------------------   -------------
4.                                        9.
-------------------------  -------------  ---------------------   -------------
5.                                        10.
-------------------------  -------------  ---------------------   -------------

                                                               SEC 1685 (5/91)-6

                                    FORM 13F

                                                                  (SEC USE ONLY)
                                                                       |
Page  2   of  2     Name of Reporting Manager  GeoCapital, LLC         |
     ----    ----                             ------------------       |

                                                                                             Item 6:
                                                                                      Investment Discretion
                                      4                            Item 5:      ----------------------------------     5
                                      Item 3:       Item 4:       Shares of               (b) Shared-                     Item 7:
    Item 1:           Item 2:          CUSIP      Fair Market     Principal               As Defined   (c) Shared-       Managers
Name of Issuer     Title of Class     Number         Value          Amount      (a) Sole  in Instr. V     Other        See Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
See attached                                                            |
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                                                                        |
 COLUMN TOTALS                                                          |
                                                                        |
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

                                Item 8
                       Voting Authority (Shares)
                   --------------------------------

    Item 1:
Name of Issuer     (a) Sole   (b) Shared   (c) None
---------------------------------------------------
See attached


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 COLUMN TOTALS

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

     Copyright(c) 1992-1998. NRS Systems, Inc. (Portions of Software Only)
                                                                 SEC 1685 (5/91)

                                                            OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number:       3235-0006
                                                     Expires:     April 30, 2000
                                                     Estimated average
                                                       burden hours per
                                                       response: ...........24.6


                      PAPERWORK REDUCTION ACT INFORMATION

     Potential persons who are to respond to the collection of information contained in this form are not required to respond to the collection of information unless the form displays a currently valid OMB control number.

     Section 13(f) of the Exchange Act requires the Commission to adopt rules creating a reporting and disclosure system to collect specific information and to disseminate such information to the public. Pursuant to this statutory mandate, the Commission adopted rule 13f-1 under the Exchange Act (17 CFR 240.13f-1), which requires institutional investment managers who exercise investment discretion over accounts of exchange-traded or NASDAQ-quoted equity securities having, in the aggregate, a fair market value of at least $100,000,000 to file quarterly reports with the Commission on Form 13F with respect to the value of those securities over which they have investment discretion.

     The purpose of Form 13F is to provide a reporting and disclosure system to collect specific information and to disseminate such information to the public about the holdings of institutional investment managers who exercise investment discretion over accounts of exchange-traded or NASDAQ-quoted equity securities having, in the aggregate, a fair market value of at least $100,000,000.

     It is estimated that each filer spends an average of 24.6 hours preparing
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     Any member of the public may direct to the Commission any comments concerning the accuracy of this burden estimate and any suggestions for reducing this burden.

     Responses to the collection of information are mandatory. See section 13(f) of the Exchange Act [15 U.S.C. 78m(f)] and rule 13f-1 [17 CFR 240.13f-1] thereunder.

     Section 13(f)(3) of the Exchange Act [15 U.S.C. 78m(f)(3)] authorizes the Commission, as it determines necessary or appropriate in the public interest or for the protection of investors, to delay or prevent public disclosure of any information filed under Section 13(f) upon request. It also prohibits the Commission from disclosing to the public information identifying securities held by the account of a natural person or any estate or trust (other than a business trust or investment company).

     This collection of information has been reviewed by OMB in accordance with the clearance requirements of 44 U.S.C. Section 3507.

                           FORM 13F INFORMATION TABLE
                               AS OF DATE 12/31/01

                                                                                                        VOTING
                                 TITLE OF                VALUE     SHARES    SH/   INVESTMENT          AUTHORITY
NAME OF ISSUER                    CLASS       CUSIP     (X$1000)   PRN AMT   PRN     DSCRETN    SOLE    SHARED    NONE
--------------                   --------   ---------   --------   -------   ---   ----------   ----   --------   ----
AMERICAN INTL GROUP INC          COM         26874107       263       3315    SH     DEFINED      0        3315     0
APOLLO GROUP INC CL A            COM         37604105     61274    1361339    SH     DEFINED      0     1361339     0
APPLERA CORP-CELERA GENOMICS G   COM         38020202     33220    1244654    SH     DEFINED      0     1244654     0
BEA SYS INC                      COM         73325102     23092    1499470    SH     DEFINED      0     1499470     0
BJ SVCS CO                       COM         55482103     26639     820935    SH     DEFINED      0      820935     0
BROADVISION INC                  COM        111412102     17414    6355639    SH     DEFINED      0     6355639     0
CENTRA SOFTWARE, INC.            COM        15234X103     18086    2260720    SH     DEFINED      0     2260720     0
CONSOL ENERGY INC                COM        20854P109     18907     761133    SH     DEFINED      0      761133     0
COVANSYS CORP                    COM        22281W103     24794    2770268    SH     DEFINED      0     2770268     0
CUNO INC                         COM        126583103     18141     594800    SH     DEFINED      0      594800     0
CYPRESS SEMICONDUCTOR CORP       COM        232806109     18162     911285    SH     DEFINED      0      911285     0
DEVRY INC                        COM        251893103     55486    1950303    SH     DEFINED      0     1950303     0
DIAMONDCLUSTER INTL              COM        25278P106     22202    1694800    SH     DEFINED      0     1694800     0
DIGEX INC                        COM        253756100       336     112440    SH     DEFINED      0      112440     0
DIGITALTHINK INC                 COM        25388M100     30622    2835333    SH     DEFINED      0     2835333     0
DORAL FINL CORP                  COM        25811P100     33732    1080800    SH     DEFINED      0     1080800     0
EDISON SCHS INC CL A             COM        281033100     58623    2983343    SH     DEFINED      0     2983343     0
EGAIN COMMUNICATIONS CORP        COM        28225C103      4523    3230835    SH     DEFINED      0     3230835     0
ELOYALTY CORP NEW                COM        290151307       172      32384    SH     DEFINED      0       32384     0
ENTERASYS NETWORKS, INC          COM        293637104     15252    1723444    SH     DEFINED      0     1723444     0
EVERGREEN RES INC                COM        299900308     72390    1874890    SH     DEFINED      0     1874890     0
FELCOR LODGING TR INC            COM        31430F101     18780    1123903    SH     DEFINED      0     1123903     0
FRONTLINE CAPITAL GROUP          WARRANT    35921N994         0      25500    SH     DEFINED      0       25500     0
                                 AND RIGH
GENTIVA HEALTH SVCS INC          COM        37247A102      1098      50000    SH     DEFINED      0       50000     0
HEARTLAND EXPRESS INC            COM        422347104     29678    1068692    SH     DEFINED      0     1068692     0
HOLLYWOOD MEDIA CORPORATION      COM        436233100      9360    1420300    SH     DEFINED      0     1420300     0
HORIZON OFFSHORE INC             COM        44043J105     17695    2346839    SH     DEFINED      0     2346839     0
HOST MARRIOTT CORP NEW           COM        44107P104     17660    1962235    SH     DEFINED      0     1962235     0
INFORMATION HOLDINGS, INC.       COM        456727106     48939    1728693    SH     DEFINED      0     1728693     0
INTEGRATED CIRCUIT SYS INC       COM        45811K208     23424    1036900    SH     DEFINED      0     1036900     0

                           FORM 13F INFORMATION TABLE
                               AS OF DATE 12/31/01

                                                                                                        VOTING
                                 TITLE OF                VALUE     SHARES    SH/   INVESTMENT          AUTHORITY
NAME OF ISSUER                    CLASS       CUSIP     (X$1000)   PRN AMT   PRN     DSCRETN    SOLE    SHARED    NONE
--------------                   --------   ---------   --------   -------   ---   ----------   ----   --------   ----
INTERNET SEC SYS INC             COM        46060X107      9331     291050    SH     DEFINED      0      291050     0
INTERWOVEN INC                   COM        46114T102     13013    1336000    SH     DEFINED      0     1336000     0
KIRBY CORP                       COM        497266106     40448    1468155    SH     DEFINED      0     1468155     0
LEGATO SYS INC                   COM        524651106     32823    2530704    SH     DEFINED      0     2530704     0
LEGG MASON INC                   COM        524901105     65605    1312632    SH     DEFINED      0     1312632     0
MACROMEDIA INC                   COM        556100105     35024    1967618    SH     DEFINED      0     1967618     0
MANUGISTICS GROUP INC            COM        565011103     33162    1573155    SH     DEFINED      0     1573155     0
MAVERICK TUBE CORP               COM        577914104     11292     872000    SH     DEFINED      0      872000     0
MAXTOR CORP                      COM        577729205      4451     702000    SH     DEFINED      0      702000     0
MERCURY INTERACTIVE              COM        589405109     20874     614300    SH     DEFINED      0      614300     0
MILLENNIUM PHARMACTCLS INC       COM        599902103     22645     923900    SH     DEFINED      0      923900     0
MILLER HERMAN INC                COM        600544100     50237    2123300    SH     DEFINED      0     2123300     0
MODEM MEDIA INC CL A             COM        607533106      4868    1453018    SH     DEFINED      0     1453018     0
NATIONAL INSTRUMENTS             COM        636518102     53884    1438438    SH     DEFINED      0     1438438     0
NETRO CORP                       COM        64114R109        37      10000    SH     DEFINED      0       10000     0
ONESOURCE INFORMATION SVCS INC   COM        68272J106      2154     229150    SH     DEFINED      0      229150     0
PARADIGM GENETICS INC            COM        69900R106     14194    2490200    SH     DEFINED      0     2490200     0
PARAMETRIC TECHNOLOGY            COM        699173100     29903    3828750    SH     DEFINED      0     3828750     0
PEOPLESOFT                       COM        712713106     24068     598700    SH     DEFINED      0      598700     0
PRIMUS TELECOMM GROUP            COM        741929103        70     107285    SH     DEFINED      0      107285     0
PRINCETON REVIEW INC             COM        742352107      2831     370000    SH     DEFINED      0      370000     0
PROBUSINESS SERVICES             COM        742674104     23275    1238030    SH     DEFINED      0     1238030     0
QUEST PRODS CORP                 COM        747955102       107    3556434    SH     DEFINED      0     3556434     0
QUEST SOFTWARE                   COM        74834T103     22268    1007149    SH     DEFINED      0     1007149     0
RWD TECHNOLOGIES INC.            COM        74975B101       495     191235    SH     DEFINED      0      191235     0
S1 CORP                          COM        78463B101     75126    4643138    SH     DEFINED      0     4643138     0
SABA SOFTWARE INC                COM        784932105     19400    3716500    SH     DEFINED      0     3716500     0
SCHEIN HENRY INC                 COM        806407102     26482     715139    SH     DEFINED      0      715139     0
SEACOR SMIT INC.                 COM        811904101     72495    1562400    SH     DEFINED      0     1562400     0
SILICON VY BANCSHARES            COM        827064106     58449    2186660    SH     DEFINED      0     2186660     0

                           FORM 13F INFORMATION TABLE
                               AS OF DATE 12/31/01

                                                                                                        VOTING
                                 TITLE OF                VALUE     SHARES    SH/   INVESTMENT          AUTHORITY
NAME OF ISSUER                    CLASS       CUSIP     (X$1000)   PRN AMT   PRN     DSCRETN    SOLE    SHARED    NONE
--------------                   --------   ---------   --------   -------   ---   ----------   ----   --------   ----
SOTHEBY HLDGS INC CL A           COM        835898107     36027    2168990    SH     DEFINED      0     2168990     0
STEIN MART INC                   COM        858375108     11092    1326800    SH     DEFINED      0     1326800     0
SYCAMORE NETWORKS INC            COM        871206108     15528    2897060    SH     DEFINED      0     2897060     0
TALK AMER HLDGS INC              COM        87426R103         4      10650    SH     DEFINED      0       10650     0
TECHNOLOGY SOLUTION CO.          COM        87872T108      7736    3484728    SH     DEFINED      0     3484728     0
TESSCO TECHNOLOGIES              COM        872386107      6207     361900    SH     DEFINED      0      361900     0
UNIVERSITY OF PHOENIX ONLINE     COM         37604204     33350    1023307    SH     DEFINED      0     1023307     0
US CONCRETE INC.                 COM        90333L102     11134    1687025    SH     DEFINED      0     1687025     0
VERITAS DGC INC                  COM        92343P107     41943    2267199    SH     DEFINED      0     2267199     0
WILEY JOHN & SONS INC CL A       COM        968223206     84050    3649573    SH     DEFINED      0     3649573     0
WR BERKLEY CORP                  COM         84423102     20121     374700    SH     DEFINED      0      374700     0
XM SATELLITE RADIO INC CL A      COM        983759101      9180     500000    SH     DEFINED      0      500000     0